Concentration, Credit and Other Risks - Foreign Currency Risks (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Cash and cash equivalents	$ 25,186	$ 269,863	$ 165,764
Minimum cash balance		2,000
Cash amount		200
Insured deposit		4,700	$ 1,300
United States - Federal
Revenue, Major Customer [Line Items]
Cash and cash equivalents		241,900
Malaysia, Singapore, China, Hong Kong
Revenue, Major Customer [Line Items]
Cash and cash equivalents		$ 27,900